Document and Entity Information	Jan. 06, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001944558
Document Type	8-K
Document Period End Date	Jan. 06, 2023
Entity Registrant Name	Vitesse Energy, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41546
Entity Tax Identification Number	88-3617511
Entity Address, Address Line One	9200 E. Mineral Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	361-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VTS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false